Quarterly Holdings Report
for
Fidelity® Large Cap Value Enhanced Index Fund
May 31, 2023
VEI-NPRT3-0723
1.850084.116
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,525,889	24,002,234
Lumen Technologies, Inc. (a)	181,837	360,037
Verizon Communications, Inc.	473,452	16,869,095
		41,231,366
Entertainment - 1.0%
Activision Blizzard, Inc.	159,869	12,821,494
Electronic Arts, Inc.	78,244	10,015,232
Liberty Media Corp. Liberty Formula One Class A (b)	29,190	1,843,349
Madison Square Garden Sports Corp.	12,794	2,260,060
Netflix, Inc. (b)	13,462	5,320,586
Spotify Technology SA (b)	6,317	940,601
The Walt Disney Co. (b)	200,311	17,619,356
		50,820,678
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (b)	228,357	28,058,225
Class C (b)	427,430	52,732,039
Meta Platforms, Inc. Class A (b)	525,947	139,228,690
		220,018,954
Media - 1.6%
Comcast Corp. Class A	1,726,638	67,943,205
Liberty Media Corp. Liberty SiriusXM:
Series A (b)	303,030	8,478,779
Series C (b)	363,127	10,153,031
		86,575,015
TOTAL COMMUNICATION SERVICES		398,646,013
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 0.2%
General Motors Co.	151,894	4,922,885
Harley-Davidson, Inc.	238,933	7,433,206
		12,356,091
Broadline Retail - 0.8%
eBay, Inc.	616,453	26,223,911
Macy's, Inc. (a)	1,060,687	14,414,736
		40,638,647
Distributors - 0.7%
Genuine Parts Co.	191,161	28,469,608
LKQ Corp.	151,711	8,002,755
		36,472,363
Diversified Consumer Services - 0.2%
Duolingo, Inc. (b)	40,080	5,994,766
Service Corp. International	45,227	2,876,889
		8,871,655
Hotels, Restaurants & Leisure - 3.0%
Airbnb, Inc. Class A (b)	143,206	15,719,723
Booking Holdings, Inc. (b)	2,632	6,603,083
Caesars Entertainment, Inc. (b)	54,295	2,226,638
Hyatt Hotels Corp. Class A (a)	109,053	11,721,016
International Game Technology PLC	33,575	823,595
McDonald's Corp.	165,512	47,189,126
MGM Resorts International	288,609	11,339,448
Starbucks Corp.	479,793	46,846,989
Wynn Resorts Ltd.	16,343	1,613,054
Yum! Brands, Inc.	84,690	10,898,756
		154,981,428
Household Durables - 0.7%
NVR, Inc. (b)	1,313	7,292,691
PulteGroup, Inc.	52,385	3,461,601
Toll Brothers, Inc.	326,802	22,124,495
TopBuild Corp. (b)	23,677	4,774,704
		37,653,491
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (b)	454,655	3,309,888
Specialty Retail - 1.3%
Advance Auto Parts, Inc.	20,445	1,490,236
AutoNation, Inc. (b)	23,783	3,113,670
AutoZone, Inc. (b)	5,028	12,001,032
Bath & Body Works, Inc.	22,086	778,311
Murphy U.S.A., Inc.	10,863	3,002,750
O'Reilly Automotive, Inc. (b)	14,416	13,022,117
The Home Depot, Inc.	31,682	8,980,263
TJX Companies, Inc.	269,234	20,674,479
Ulta Beauty, Inc. (b)	5,399	2,212,672
Victoria's Secret & Co. (b)	32,977	673,390
		65,948,920
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	101,126	10,644,523
VF Corp.	35,780	616,132
		11,260,655
TOTAL CONSUMER DISCRETIONARY		371,493,138
CONSUMER STAPLES - 6.7%
Beverages - 1.0%
Keurig Dr. Pepper, Inc.	133,625	4,158,410
PepsiCo, Inc.	13,753	2,507,860
The Coca-Cola Co.	737,943	44,025,679
		50,691,949
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings, Inc. (b)	26,712	1,673,507
Kroger Co.	318,274	14,427,360
Walmart, Inc.	247,797	36,393,945
		52,494,812
Food Products - 2.8%
Archer Daniels Midland Co.	501,478	35,429,421
Cal-Maine Foods, Inc.	32,196	1,530,920
Conagra Brands, Inc.	473,604	16,514,571
Lamb Weston Holdings, Inc.	22,127	2,460,522
Mondelez International, Inc.	624,672	45,857,172
The J.M. Smucker Co.	65,455	9,595,048
The Kraft Heinz Co.	880,495	33,652,519
		145,040,173
Household Products - 1.4%
Church & Dwight Co., Inc.	42,785	3,955,473
Colgate-Palmolive Co.	92,112	6,851,291
Kimberly-Clark Corp.	57,278	7,691,290
Procter & Gamble Co.	375,412	53,496,210
		71,994,264
Tobacco - 0.5%
Philip Morris International, Inc.	310,012	27,904,180
TOTAL CONSUMER STAPLES		348,125,378
ENERGY - 6.4%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	190,813	8,172,521
Weatherford International PLC (b)	45,320	2,557,861
		10,730,382
Oil, Gas & Consumable Fuels - 6.2%
Cheniere Energy, Inc.	13,535	1,891,787
Chevron Corp.	632,412	95,253,895
ConocoPhillips Co.	423,838	42,087,113
Coterra Energy, Inc.	195,110	4,536,308
Devon Energy Corp.	15,306	705,607
Diamondback Energy, Inc.	73,993	9,408,210
DT Midstream, Inc.	15,732	715,177
EOG Resources, Inc.	148,730	15,957,242
Exxon Mobil Corp.	1,188,095	121,399,547
Marathon Oil Corp.	300,586	6,660,986
Marathon Petroleum Corp.	7,419	778,327
Murphy Oil Corp.	164,822	5,735,806
Phillips 66 Co.	147,941	13,552,875
Pioneer Natural Resources Co.	5,406	1,078,173
Scorpio Tankers, Inc.	61,283	2,804,923
SM Energy Co.	90,254	2,372,778
Vitesse Energy, Inc. (a)	32,656	754,027
		325,692,781
TOTAL ENERGY		336,423,163
FINANCIALS - 20.0%
Banks - 6.5%
Bank of America Corp.	2,058,093	57,194,404
Citigroup, Inc.	284,768	12,620,918
Citizens Financial Group, Inc.	356,434	9,188,869
Columbia Banking Systems, Inc.	674,896	13,518,167
East West Bancorp, Inc.	277,628	13,284,500
Eastern Bankshares, Inc.	168,945	1,833,053
Fifth Third Bancorp	720,942	17,497,262
First Hawaiian, Inc.	63,872	1,053,249
JPMorgan Chase & Co.	1,041,619	141,358,114
KeyCorp	470,496	4,394,433
Old National Bancorp, Indiana	96,862	1,203,026
PNC Financial Services Group, Inc.	110,067	12,749,061
Signature Bank	47,175	5,670
U.S. Bancorp	424,086	12,680,171
Wells Fargo & Co.	962,869	38,331,815
		336,912,712
Capital Markets - 4.8%
Affiliated Managers Group, Inc.	1,110	154,390
Bank of New York Mellon Corp.	821,393	33,019,999
BlackRock, Inc. Class A	2,927	1,924,649
Cboe Global Markets, Inc.	147,204	19,492,754
Charles Schwab Corp.	308,177	16,237,846
CME Group, Inc.	247,839	44,301,221
Federated Hermes, Inc.	22,789	784,625
Goldman Sachs Group, Inc.	158,503	51,339,122
Intercontinental Exchange, Inc.	51,893	5,498,063
Jefferies Financial Group, Inc.	307,045	9,232,843
LPL Financial	37,121	7,230,428
Morgan Stanley	44,809	3,663,584
NASDAQ, Inc.	202,019	11,181,752
S&P Global, Inc.	55,509	20,395,672
State Street Corp.	95,059	6,465,913
Stifel Financial Corp.	148,879	8,273,206
Tradeweb Markets, Inc. Class A	133,836	8,960,320
Virtu Financial, Inc. Class A	125,840	2,213,526
		250,369,913
Consumer Finance - 1.3%
American Express Co.	160,187	25,399,251
Discover Financial Services	181,150	18,611,351
Synchrony Financial	814,040	25,202,678
		69,213,280
Financial Services - 5.1%
Berkshire Hathaway, Inc. Class B (b)	608,857	195,491,791
Fidelity National Information Services, Inc.	655,272	35,758,193
Global Payments, Inc.	10,836	1,058,569
MasterCard, Inc. Class A	1,778	649,006
MGIC Investment Corp.	118,913	1,797,965
PayPal Holdings, Inc. (b)	492,174	30,509,866
		265,265,390
Insurance - 2.3%
American International Group, Inc.	162,140	8,565,856
Assured Guaranty Ltd.	7,839	405,668
Axis Capital Holdings Ltd.	34,333	1,781,883
Brown & Brown, Inc.	156,848	9,776,336
Chubb Ltd.	102,854	19,110,273
Cincinnati Financial Corp.	58,321	5,627,977
F&G Annuities & Life, Inc.	22,751	470,491
Globe Life, Inc.	41,019	4,232,340
Hartford Financial Services Group, Inc.	236,523	16,206,556
Loews Corp.	187,318	10,489,808
Prudential Financial, Inc.	167,150	13,153,034
Reinsurance Group of America, Inc.	12,413	1,737,820
The Travelers Companies, Inc.	12,511	2,117,362
Unum Group	362,082	15,732,463
W.R. Berkley Corp.	174,674	9,725,848
		119,133,715
TOTAL FINANCIALS		1,040,895,010
HEALTH CARE - 17.7%
Biotechnology - 1.9%
Biogen, Inc. (b)	21,343	6,326,279
Exelixis, Inc. (b)	530,454	10,227,153
Gilead Sciences, Inc.	690,906	53,158,308
Incyte Corp. (b)	93,400	5,748,770
Mirati Therapeutics, Inc. (b)	32,872	1,221,524
PTC Therapeutics, Inc. (b)	82,939	3,480,950
United Therapeutics Corp. (b)	86,264	18,093,011
Vir Biotechnology, Inc. (b)	94,666	2,524,742
		100,780,737
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	335,904	34,262,208
Align Technology, Inc. (b)	5,760	1,628,122
Baxter International, Inc.	319,544	13,011,832
Becton, Dickinson & Co.	114,126	27,591,102
Boston Scientific Corp. (b)	753,769	38,804,028
Edwards Lifesciences Corp. (b)	49,800	4,194,654
Integra LifeSciences Holdings Corp. (b)	55,660	2,112,297
Lantheus Holdings, Inc. (b)	47,055	4,074,492
Medtronic PLC	328,346	27,173,915
The Cooper Companies, Inc.	3,539	1,314,845
Zimmer Biomet Holdings, Inc.	266,151	33,891,668
		188,059,163
Health Care Providers & Services - 3.7%
Centene Corp. (b)	272,140	16,984,257
Cigna Group	175,412	43,398,683
CVS Health Corp.	581,465	39,557,064
Elevance Health, Inc.	66,064	29,584,780
McKesson Corp.	54,994	21,493,855
UnitedHealth Group, Inc.	80,695	39,317,832
		190,336,471
Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories, Inc. Class A (b)	29,957	11,184,446
Danaher Corp.	153,320	35,205,338
Syneos Health, Inc. (b)	653,285	27,176,656
Thermo Fisher Scientific, Inc.	51,828	26,352,465
		99,918,905
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	993,850	64,043,694
Elanco Animal Health, Inc. (b)	755,256	6,155,336
Johnson & Johnson	756,812	117,351,269
Merck & Co., Inc.	568,151	62,729,552
Nektar Therapeutics (b)	312,746	181,424
Pfizer, Inc.	2,278,232	86,618,381
Reata Pharmaceuticals, Inc. (b)	5,161	464,748
Royalty Pharma PLC	45,889	1,502,406
Viatris, Inc.	380,458	3,481,191
		342,528,001
TOTAL HEALTH CARE		921,623,277
INDUSTRIALS - 12.8%
Aerospace & Defense - 3.0%
Hexcel Corp.	12,675	874,448
Huntington Ingalls Industries, Inc.	10,197	2,053,472
L3Harris Technologies, Inc.	144,475	25,416,042
Lockheed Martin Corp.	50,237	22,305,730
Moog, Inc. Class A	107,882	10,487,209
Parsons Corp. (b)	313,226	13,998,070
Raytheon Technologies Corp.	551,940	50,855,752
Textron, Inc.	437,907	27,093,306
The Boeing Co. (b)	24,445	5,028,337
		158,112,366
Air Freight & Logistics - 0.8%
FedEx Corp.	181,550	39,574,269
Building Products - 1.1%
Allegion PLC	70,694	7,404,490
Johnson Controls International PLC	658,667	39,322,420
Trane Technologies PLC	49,239	8,037,282
		54,764,192
Commercial Services & Supplies - 1.4%
ABM Industries, Inc. (a)	36,052	1,592,056
Cintas Corp.	59,835	28,250,497
Clean Harbors, Inc. (b)	32,840	4,610,736
Republic Services, Inc.	252,630	35,779,987
		70,233,276
Construction & Engineering - 0.4%
AECOM	192,170	14,998,869
EMCOR Group, Inc.	38,798	6,395,462
Fluor Corp. (b)	28,509	757,199
		22,151,530
Electrical Equipment - 1.6%
Acuity Brands, Inc.	21,385	3,222,506
AMETEK, Inc.	152,050	22,057,894
Atkore, Inc. (b)	7,610	888,620
Eaton Corp. PLC	78,511	13,810,085
Emerson Electric Co.	440,969	34,254,472
nVent Electric PLC	192,589	8,354,511
		82,588,088
Ground Transportation - 1.2%
CSX Corp.	847,845	26,003,406
Norfolk Southern Corp.	43,591	9,074,774
RXO, Inc. (b)	77,768	1,623,018
Uber Technologies, Inc. (b)	70,814	2,685,975
Union Pacific Corp.	129,209	24,875,317
		64,262,490
Industrial Conglomerates - 0.6%
3M Co.	223,061	20,813,822
General Electric Co.	108,425	11,008,390
Honeywell International, Inc.	1,838	352,161
		32,174,373
Machinery - 2.0%
AGCO Corp.	224,985	24,811,346
Allison Transmission Holdings, Inc.	206,995	9,790,864
Caterpillar, Inc.	74,306	15,288,460
Cummins, Inc.	19,025	3,888,900
Fortive Corp.	390,982	25,456,838
Ingersoll Rand, Inc.	39,688	2,248,722
Oshkosh Corp.	53,496	3,949,610
Otis Worldwide Corp.	13,110	1,042,376
PACCAR, Inc.	146,711	10,090,783
Parker Hannifin Corp.	26,327	8,436,224
		105,004,123
Marine Transportation - 0.0%
Kirby Corp. (b)	6,118	437,804
Professional Services - 0.3%
Dun & Bradstreet Holdings, Inc.	111,442	1,114,420
Korn Ferry	63,402	2,979,894
Leidos Holdings, Inc.	166,182	12,972,167
		17,066,481
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies, Inc.	1,144	140,666
Fastenal Co.	91,646	4,935,137
MSC Industrial Direct Co., Inc. Class A	77,596	6,977,432
United Rentals, Inc.	18,533	6,186,130
Univar Solutions, Inc. (b)	41,352	1,472,958
		19,712,323
TOTAL INDUSTRIALS		666,081,315
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.8%
Arista Networks, Inc. (b)	3,408	566,887
Cisco Systems, Inc.	1,734,226	86,139,005
Juniper Networks, Inc.	304,037	9,233,604
		95,939,496
Electronic Equipment, Instruments & Components - 0.1%
Avnet, Inc.	29,255	1,282,539
Vontier Corp.	145,618	4,316,118
		5,598,657
IT Services - 1.2%
Akamai Technologies, Inc. (b)	29,517	2,719,106
Amdocs Ltd.	251,217	23,657,105
Gartner, Inc. (b)	39,855	13,664,685
GoDaddy, Inc. (b)	32,100	2,355,498
Twilio, Inc. Class A (b)	220,172	15,328,375
Wix.com Ltd. (b)	98,835	7,533,204
		65,257,973
Semiconductors & Semiconductor Equipment - 3.0%
Broadcom, Inc.	24,109	19,479,108
Cirrus Logic, Inc. (b)	34,372	2,670,017
Intel Corp.	2,137,393	67,199,636
NXP Semiconductors NV	43,500	7,790,850
Qorvo, Inc. (b)	288,458	28,055,425
Qualcomm, Inc.	247,959	28,121,030
Semtech Corp. (b)	101,710	2,211,175
		155,527,241
Software - 3.8%
Adobe, Inc. (b)	62,948	26,299,045
Box, Inc. Class A (b)	120,275	3,388,147
Dropbox, Inc. Class A (b)	1,193,996	27,485,788
Microsoft Corp.	944	310,000
NCR Corp. (b)	13,867	328,648
Palo Alto Networks, Inc. (b)	31,927	6,812,903
Salesforce, Inc. (b)	242,344	54,134,803
SolarWinds, Inc. (b)	82,880	770,784
Synopsys, Inc. (b)	35,090	15,964,546
Teradata Corp. (b)	547,679	25,664,238
Workday, Inc. Class A (b)	136,354	28,905,684
Zoom Video Communications, Inc. Class A (b)	106,093	7,122,023
		197,186,609
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	56,959	10,095,983
NetApp, Inc. (a)	124,238	8,243,191
Pure Storage, Inc. Class A (b)	186,816	5,378,433
		23,717,607
TOTAL INFORMATION TECHNOLOGY		543,227,583
MATERIALS - 3.5%
Chemicals - 1.4%
CF Industries Holdings, Inc.	153,301	9,429,545
Corteva, Inc.	411,455	22,008,728
Eastman Chemical Co.	26,505	2,043,270
Ecolab, Inc.	22,300	3,680,615
Element Solutions, Inc.	21,926	393,133
Linde PLC	36,694	12,977,200
Olin Corp.	80,363	3,801,974
The Chemours Co. LLC	157,719	4,177,976
Westlake Corp.	130,245	13,538,968
		72,051,409
Construction Materials - 0.4%
Eagle Materials, Inc.	24,985	4,070,806
Martin Marietta Materials, Inc.	14,836	5,905,321
Vulcan Materials Co.	72,071	14,089,881
		24,066,008
Containers & Packaging - 0.6%
Berry Global Group, Inc.	25,748	1,473,043
Graphic Packaging Holding Co.	133,310	3,186,109
Sealed Air Corp.	54,550	2,064,718
Sonoco Products Co.	27,343	1,636,752
WestRock Co.	804,745	22,540,907
		30,901,529
Metals & Mining - 1.1%
Commercial Metals Co.	19,556	836,019
Newmont Corp.	273,026	11,071,204
Nucor Corp.	260,051	34,342,335
Reliance Steel & Aluminum Co.	38,174	8,958,674
United States Steel Corp. (a)	72,741	1,521,742
		56,729,974
TOTAL MATERIALS		183,748,920
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
American Homes 4 Rent Class A	71,502	2,451,089
American Tower Corp.	87,541	16,146,062
Apartment Income (REIT) Corp.	79,330	2,751,958
AvalonBay Communities, Inc.	15,815	2,751,494
Crown Castle International Corp.	191,586	21,689,451
EPR Properties	36,376	1,517,243
Equinix, Inc.	6,529	4,867,696
Equity Residential (SBI)	100,482	6,109,306
Federal Realty Investment Trust (SBI)	9,920	874,944
Gaming & Leisure Properties	57,113	2,749,420
Highwoods Properties, Inc. (SBI)	287,618	5,947,940
Invitation Homes, Inc.	268,392	9,093,121
Kilroy Realty Corp.	91,247	2,476,444
National Retail Properties, Inc.	216,954	9,229,223
National Storage Affiliates Trust	88,573	3,242,658
Park Hotels & Resorts, Inc.	366,673	4,744,749
Prologis (REIT), Inc.	40,612	5,058,225
Public Storage	71,192	20,168,694
Realty Income Corp.	74,739	4,442,486
Regency Centers Corp.	7,013	394,622
Rexford Industrial Realty, Inc.	195,709	10,654,398
SBA Communications Corp. Class A	29,523	6,547,611
Simon Property Group, Inc.	77,690	8,169,104
Spirit Realty Capital, Inc.	84,672	3,307,288
Terreno Realty Corp.	14,649	898,423
UDR, Inc.	112,288	4,454,465
Ventas, Inc.	157,913	6,812,367
VICI Properties, Inc.	132,636	4,102,431
		171,652,912
UTILITIES - 3.4%
Electric Utilities - 2.1%
Allete, Inc.	17,656	1,051,768
Duke Energy Corp.	307,203	27,430,156
FirstEnergy Corp.	19,703	736,695
Hawaiian Electric Industries, Inc.	376,516	13,520,690
NextEra Energy, Inc.	519,708	38,177,750
Xcel Energy, Inc.	491,759	32,106,945
		113,024,004
Gas Utilities - 0.0%
National Fuel Gas Co.	28,407	1,446,200
UGI Corp.	6,481	181,274
		1,627,474
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	144,947	3,474,380
Multi-Utilities - 1.2%
Black Hills Corp.	7,477	455,723
Consolidated Edison, Inc.	134,689	12,566,484
NiSource, Inc.	564,296	15,173,919
Public Service Enterprise Group, Inc.	275,402	16,455,270
WEC Energy Group, Inc.	192,258	16,793,736
		61,445,132
TOTAL UTILITIES		179,570,990
TOTAL COMMON STOCKS (Cost $4,643,283,982)		5,161,487,699

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	42,256,550	42,265,002
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	29,925,984	29,928,976
TOTAL MONEY MARKET FUNDS (Cost $72,193,978)		72,193,978

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,715,477,960)	5,233,681,677
NET OTHER ASSETS (LIABILITIES) - (0.3)% (e)	(16,791,174)
NET ASSETS - 100.0%	5,216,890,503

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	170	Jun 2023	35,619,250	1,644,292	1,644,292

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $2,228,800 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	8,770,543	400,009,933	366,515,474	1,028,261	-	-	42,265,002	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	51,168,351	430,952,844	452,192,219	29,506	-	-	29,928,976	0.1%
Total	59,938,894	830,962,777	818,707,693	1,057,767	-	-	72,193,978

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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